Share based payment arrangement - Summary of Terms and Conditions Related to Grants of Share Based Payment Arrangement (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Description of share option exercised	the remaining part of 1-1st share option and 3rd share option were fully and partially exercised